Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2013 amounts to $206 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2013. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	September 30, 2013		December 31, 2012

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	786	786	892	892
Restricted cash	66	66	64	64
Short-term debt	(308)	(308)	(271)	(271)
Short-term debt at fair value	(18)	(18)	(588)	(588)
Long-term debt	(2,306)	(2,070)	(2,750)	(2,871)
Long-term debt at fair value	(1,297)	(1,297)	-	-
Derivatives	-	-	(10)	(10)
Marketable equity securities - available for sale	45	45	69	69
Marketable debt securities - held to maturity	7	8	7	11
Non-marketable equity securities - available for sale	2	2	2	2
Non-marketable assets - held to maturity	2	2	3	3
Non-marketable debt securities - held to maturity	78	78	86	86

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative liabilities split by accounting designation

At September 30, 2013
(unaudited)
(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	-	-
Embedded derivatives	Non-current liabilities - derivatives	-	-
Total derivatives		-	-

		At December 31, 2012
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain and movement on bonds recognized
		Nine months ended September 30,
		2013	2012
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	9	66
	Other commodity contracts	23	4
	Fair value movement on mandatory convertible bonds	364	104
	Fair value movement on $1.25 billion bonds	(46)	-

	Non-hedge derivative gain and movement on bonds	350	174

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2013	Changes in fair value and other movements recognized in 2013	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2013
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)